Background, Basis Of Presentation And Going Concern (Details) (License Agreement Terms [Member], USD $)	12 Months Ended
Dec. 31, 2013
2014 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	$ 25,000
2015 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	40,000
2016 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	50,000
2017 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	65,000
2018 [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	75,000
2019 and thereafter [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty Revenue	$ 100,000